Goodwill (Details Narrative) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Goodwill	$ 25,093,000	$ 46,400,000	$ 25,093,000
Cash	$ 201,000
Goodwill, Not Allocated, Amount		46,600,000
Debt, Current		11,900,000
Long-Term Debt, Fair Value		34,700,000
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount		$ 5,100,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount		14.70%
Valuation, Market Approach [Member]
Credit Derivatives [Line Items]
Goodwill		$ 49,800,000
Weighted good will market approach, percentage		30.00%
Valuation, Income Approach [Member]
Credit Derivatives [Line Items]
Goodwill		$ 44,900,000
Weighted goodwill income approach, percentage		70.00%